Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Moderately Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 35.6%
Penn Series Flexibly Managed Fund*	53,580	$5,714,318
Penn Series Index 500 Fund*	182,408	9,268,117
Penn Series Large Cap Growth Fund*	16,678	706,312
Penn Series Large Cap Value Fund*	42,030	2,180,500
Penn Series Large Core Value Fund*	42,327	1,446,325
Penn Series Mid Core Value Fund*	55,835	2,171,428
Penn Series Real Estate Securities Fund*	84,555	2,901,079
Penn Series Small Cap Index Fund*	22,296	705,233
Penn Series SMID Cap Value Fund*	18,186	717,269
TOTAL AFFILIATED EQUITY FUNDS (Cost $20,358,058)		25,810,581

AFFILIATED FIXED INCOME FUNDS — 56.6%
Penn Series High Yield Bond Fund*	187,380	3,584,578
Penn Series Limited Maturity Bond Fund*	342,663	5,030,299
Penn Series Quality Bond Fund*	1,936,756	32,382,553
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $39,134,122)		40,997,430

AFFILIATED INTERNATIONAL EQUITY FUNDS — 6.8%
Penn Series Developed International Index Fund*	108,454	2,097,502
Penn Series International Equity Fund*	64,840	2,815,995
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $4,222,846)		4,913,497
TOTAL INVESTMENTS — 99.0% (Cost $63,715,026)		$71,721,508
Other Assets & Liabilities — 1.0%		726,790
TOTAL NET ASSETS — 100.0%		$72,448,298

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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